Investment Strategy	Feb. 25, 2026
T. Rowe Price Equity Index 500 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks that are included in its benchmark index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund attempts to track the investment return of large-cap U.S. stocks by seeking to track, before fees and expenses, the performance of its benchmark index, the S&P 500 Index (Index). The Index is made up of primarily large-cap companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market’s total capitalization. (Market capitalization is the number of a company’s outstanding shares multiplied by the market price per share.)

The fund uses a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index in proportion to each stock’s weighting in the Index. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with the Index.

Using a committee process, S&P Dow Jones Indices LLC (“SPDJI”) constructs the Index by applying certain eligibility factors to common stocks of U.S. companies. Eligibility factors include, but are not limited to, domicile, exchange listing, organizational structure and share type, market capitalization, liquidity, ownership (investable weight factor), sector representation, and financial viability. Index constituents are weighted by float-adjusted market capitalization.

Because the fund typically holds securities in proportion to their weight in the Index, the fund intends to be diversified in approximately the same proportion as the Index is diversified. The fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the Index.

While most assets are invested in common stocks, the fund may also purchase stock index futures contracts. These investments would typically be used to help realign the fund’s portfolio with its benchmark index, facilitate trading, gain broad market or sector exposure, or to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund’s benchmark index.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks that are included in its benchmark index.
T. Rowe Price Extended Equity Market Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks that are included in its benchmark index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund attempts to track the investment return of small- and mid-cap U.S. stocks by seeking to track, before fees and expenses, the performance of its benchmark index, the S&P Completion Index (Index). The Index is a sub-index of the S&P Total Market Index and consists of all constituents in the S&P Total Market Index that are not also constituents of the S&P 500 Index. The Index included 3,373 stocks as of December 31, 2025.

The fund does not attempt to fully replicate the Index by owning each of the stocks in the Index. The fund uses a sampling strategy, investing substantially all of its assets in a group of stocks representative of the sector allocations, financial characteristics, and other attributes of the Index. T. Rowe Price compares the composition of the fund to that of the Index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with the Index.

In an attempt to track the Index, the adviser selects stocks based on industry, size, and other characteristics. For example, if technology stocks made up 15% of the Index, the fund would invest approximately 15% of its assets in technology stocks with similar characteristics. Several factors are considered in selecting representative stocks, including historical price movement, market capitalization, transaction costs, and others.

Because the fund typically holds securities in proportion to their weight in the Index, the fund intends to be diversified in approximately the same proportion as the Index is diversified. The fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the Index.

While most assets are invested in common stocks, the fund may also purchase stock index futures contracts and exchange-traded funds. These investments would typically be used to help realign the fund’s portfolio with its benchmark index, facilitate trading, gain broad market or sector exposure, or to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund’s benchmark index.

Strategy Portfolio Concentration [Text]	Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks that are included in its benchmark index.
T. Rowe Price Total Equity Market Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks that are included in its benchmark index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund attempts to track the performance of the entire U.S. stock market by seeking to track, before fees and expenses, the performance of its benchmark, the S&P Total Market Index (Index). The Index is a broad-market index consisting of all eligible U.S. common equities, including large-, mid-, small-, and micro-cap stocks. The Index included 3,878 stocks as of December 31, 2025.

The fund does not attempt to fully replicate the Index by owning each of the stocks in the Index. The fund uses a sampling strategy, investing substantially all of its assets in a group of stocks representative of the sector allocations, financial characteristics, and other attributes of the Index. T. Rowe Price compares the composition of the fund to that of the Index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with the Index.

In an attempt to track the Index, the adviser selects stocks based on industry, size, and other characteristics. For example, if technology stocks made up 15% of the Index, the fund would invest approximately 15% of its assets in technology stocks with similar characteristics. Several factors are considered in selecting representative stocks, including historical price movement, market capitalization, transaction costs, and others.

Because the fund typically holds securities in proportion to their weight in the Index, the fund intends to be diversified in approximately the same proportion as the Index is diversified. The fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the Index.

While most assets are invested in common stocks, the fund may also purchase stock index futures contracts and exchange-traded funds. These investments would typically be used to help realign the fund’s portfolio with its benchmark index, facilitate trading, gain broad market or sector exposure, or to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund’s benchmark index.

Strategy Portfolio Concentration [Text]	Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks that are included in its benchmark index.